Condensed Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 77,086	$ 52,117	$ 303,334
Digital currencies			217,119
Prepaid expense	3,333	8,333	67,736
Total current assets	80,419	60,450	588,189
Other assets:
Property and equipment, net	2,368	2,703	1,235
Total other assets	2,368	2,703	1,235
Total Assets	82,787	63,153	589,424
Liabilities and Stockholders' Deficit:
Accounts payable and accrued expense	168,909	119,146	75,997
Short term loan	200,000	200,000
Total current liabilities	368,909	319,146	75,997
Stockholders' deficit:
Common stock value	13,240	12,515	363,044
Additional paid in capital	115,302,300	115,074,655	114,667,080
Accumulated deficit	(115,601,691)	(115,343,192)	(114,516,772)
Total stockholders' deficit	(286,122)	(255,993)	513,427
Total Liabilities and stockholders' deficit	82,787	63,153	589,424
Series B Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred stock value			25
Series C-1 Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred stock value	$ 29	$ 29	$ 50